As filed with the Securities and Exchange Commission on November 13, 2012

Registration Nos. 2-90949

811-04014

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 40

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 41

MERIDIAN FUND, INC.®

(Exact name of Registrant as Specified in Charter)

60 E. Sir Francis Drake Blvd.

Wood Island, Suite 306

Larkspur, CA 94939

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (415) 461-6237

Gregg B. Keeling

Wood Island, Suite 306

60 E. Sir Francis Drake Blvd.

Larkspur, CA 94939

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Goodwin Procter LLP

901 New York Avenue, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective: (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Larkspur and State of California on the 13th day of November, 2012.

MERIDIAN FUND, INC.®(Registrant)
/s/ Gregg B. Keeling
Gregg B. Keeling, Acting President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Gregg B. Keeling		November 13, 2012
Gregg B. Keeling	Acting President (Principal Executive Officer) and Chief Financial Officer (Principal Financial Officer)

/s/ Ronald Rotter		November 13, 2012
*Ronald Rotter	Director

/s/ Michael S. Erickson		November 13, 2012
*Michael S. Erickson	Director

/s/ James B. Glavin		November 13, 2012
*James B. Glavin	Director and Chairman of the Board

/s/ Michael Stolper		November 13, 2012
*Michael Stolper	Director

/s/ John S. Emrich		November 13, 2012
*John S. Emrich	Director

*By:	/s/ Gregg B. Keeling
Gregg B. Keeling,
Attorney-in-Fact

SCHEDULE OF EXHIBITS TO FORM N-1A

Meridian Fund, Inc.

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase